April 26, 2004

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Re: Dreyfus Stock Index Fund, Inc. (the “Fund”)
Registration Statement File Nos. 33-27172; 811-5719

Ladies and Gentlemen:

This filing is being made pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), for the purpose of informing the SEC that there were no material or non-material changes since the Registrant’s Post-Effective Amendment No. 20, filed with the SEC on April 13, 2004.

If you have any questions or comments on the attached, please do not hesitate to contact the undersigned at (212) 922-6855.

Sincerely yours,

/s/ Lisa R. Grosswirth
Lisa R. Grosswirth
LRG\
Enclosures
cc:	Stroock & Stroock & Lavan
PricewaterhouseCoopers LLP
Michael A. Rosenberg